May 1, 2021

Summary Prospectus

RMB INVESTORS TRUST

RMB SMID Cap Fund

RMBMX (Class I)

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these shares or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Before you invest in the Fund, as defined below, you may want to review the Fund's prospectus, reports to shareholders and statement of additional information ("SAI"), which contain more information about the Fund and the risks of investing in the Fund. The Fund's current prospectus and SAI, each dated May 1, 2021, are incorporated by reference into this summary prospectus. You can find the Fund's prospectus, SAI, reports to shareholders and other information about the Fund online at www.rmbfunds.com/literatureand-forms/. You may also obtain this information at no charge by calling 1-800-462-2392 or by sending an email request to rmbfunds@rmbcap.com.

RMB FUNDS

INVESTMENT OBJECTIVE: The RMB SMID Cap Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the Fee Table or the Example below.
Fee Table

	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum front-end sales charge (load) on purchases	None	None
Maximum deferred sales charge (load)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.70%	0.70%
Distribution and Shareholder Service (12b-1) fees	0.25%	None
Other expenses	0.20%²	0.20%
Total Annual Fund Operating Expenses	1.15%	0.90%
Less Fee Waiver and/or Expense Reimbursement[3]	-0.10%	-0.10%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[4]	1.05%	0.80%
1 The Management fees have been restated to reflect a reduction to 0.70% of average daily net assets effective May 1, 2020.
2    Investor Class shares of the Fund are not currently offered for purchase. As a result, “Other Expenses” for Investor Class shares have been estimated.
3    RMB Capital Management, LLC (the “Adviser”) has contractually agreed to reduce its compensation due from and/or assume expenses of the Fund to the extent necessary to ensure that the Fund’s operating expenses (excluding interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles and acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.05% and 0.80% of the average net assets of the Fund’s Investor Class and Class I, respectively (the “Expense Cap”). The Expense Cap is in effect through April 30, 2022 and cannot be terminated prior thereto without the approval of the Fund’s Board of Trustees. To the extent the Adviser waives its compensation and/or assumes expenses to satisfy the Expense Cap, the Adviser may seek repayment by the Fund of a portion or all of such amounts at any time within three years from the date on which such amounts were waived or assumed, provided that the Fund is able to make the repayment without exceeding the lesser of the expense cap in effect at the time of the waiver/reimbursement or in effect at the time of the repayment.
4    The Total Annual Fund Operating Expenses for Class I shares do not correlate to the Ratio of Total Expenses to Average Net Assets provided in the Financial Highlights section of the Fund’s audited financial statements for the year ended December 31, 2020 as a result of a reduction in the management fee and expense cap.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the Expense Cap in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$107	$355	$623	$1,389
Class I	$82	$277	$489	$1,099

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with small- to-mid-market capitalizations.  For this purpose, the Adviser defines a small-to-mid capitalization company as a company that has a market capitalization of between $100 million and $10 billion at the time of purchase. Equity securities in which the Fund invests consist primarily of common stocks, and may include other types of equity securities. The Fund may also invest in real estate investment trusts (“REITs”).

The Adviser actively manages the Fund by applying an economic return framework, which measures the Fund’s return on investment and adjusts for factors such as inflation or accounting treatments. This is a valuation model that uses cash flow to determine a company’s value, rather than traditional accounting measures such as corporate performance, earnings and book value. The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Fund invests primarily in growth and value-style equity securities.
The Adviser reduces positions or sells securities in the Fund for a variety of reasons, such as when the securities reach their target price or when a position would exceed 5% of the Fund’s net assets.

PRINCIPAL RISKS
As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund’s share price fluctuates, which means you could lose money by investing in the Fund. The Fund is not a complete investment program and should be considered only as part of an investment portfolio. The principal risks of investing in the Fund are summarized below:
•Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.
•Equity Securities Risk — The risk that the market price of common stocks and other equity securities, including preferred stocks, warrants and rights, may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
•Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds. Individual stocks selected by the adviser may decline in value or not increase in value, even when the stock market in general is rising.
•Small- and Mid-Capitalization Companies Risk — The Fund may invest in the securities of companies with small- and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large- capitalization companies. Historically, stocks of small- and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small- and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small-capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.
•Growth Investing Risk — Growth companies are generally more susceptible than established companies to market events and sharp declines in value.
•Value Investing Risk — Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market’s belief of the issuer’s intrinsic worth.
•REIT Risk — The Fund’s investments in real estate related securities (primarily REITs) are subject to the risk that the value of the real estate underlying the securities will go down, which can be caused by deteriorating economic conditions and rising interest rates, and may also be subject to the risk that borrowers or tenants may default on their payment obligations. Investments in REITs involve additional risks. REITs may have limited financial resources and real estate diversification and are dependent on specialized management skills. In addition, the failure of a REIT to qualify as a REIT for federal income tax purposes would adversely affect the REIT’s value.
•Large Shareholder Risk — From time to time, shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the Fund’s performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would.

PAST PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s performance figures assume that all distributions were reinvested in the Fund and reflect the Fund’s operating expenses. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

The Fund commenced operations upon completion of the reorganization of the IronBridge SMID Cap Fund (the “IronBridge Predecessor Fund”), a series of IronBridge Funds, Inc., into the Fund, which occurred on June 21, 2019 (the “IronBridge Reorganization”). As a result of the IronBridge Reorganization, the performance and accounting history of the IronBridge Predecessor Fund were assumed by the Fund’s Class I shares. For periods between July 23, 2010 and June 21, 2019, the performance shown is that of the IronBridge Predecessor Fund, which commenced operations on July 23, 2010. For periods prior to July 23, 2010, the performance shown is that of the IronBridge SMID Cap Fund’s predecessor, the Frontegra IronBridge SMID Cap Fund which commenced operations on December 31, 2004 and was reorganized into the IronBridge SMID Cap Fund on July 23, 2010 (the “Frontegra Reorganization”). As a result of the Frontegra Reorganization, the performance and accounting history of the Frontegra IronBridge SMID Cap Fund were assumed by the IronBridge Predecessor Fund.

RMB SMID Cap Fund – Return for Class I Shares
Best Quarter: 25.40% in the 2nd Quarter of 2020
Worst Quarter: (25.28)% in the 1st Quarter of 2020

Average Annual Total Returns
(For the following periods ended 12/31/2020)	1 year	5 Years	10 Years
CLASS I SHARES
Total Return Before Taxes	24.39%	14.73%	11.38%
Total Return After Taxes on Distributions	22.84%	11.37%	8.84%
Total Return After Taxes on Distributions and Sale of Fund Shares	15.48%	10.94%	8.64%
Russell 2500TM Index (reflects no deduction of fees, expenses or taxes)	19.99%	13.64%	11.97%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. No returns are provided for Investor Class shares, which have not been offered for sale.

ADVISER
The Fund is advised by RMB Capital Management, LLC (the “Adviser”).

Portfolio Managers
The Fund is jointly and primarily managed by Christopher C. Faber, Senior Vice President of the Adviser, and Jeffrey B. Madden, Senior Vice President of the Adviser. Messrs. Faber and Madden have managed the Fund since inception of the predecessor fund on December 31, 2004.

PURCHASE AND SALE OF FUND SHARES
You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 9781, Providence, Rhode Island 02940-9781), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.
The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment*
	Investor Class (not available for purchase)	Class I	Investor Class (not available for purchase)	Class I
Regular Account	$2,500	$100,000	$500	$25,000
Automatic Investment Program, IRA and minor custodial account	$2,500	$2,500	$500	$500
*    Shareholders who hold shares issued to them pursuant to the IronBridge Reorganization are subject to a $1,000 minimum for subsequent investments in
Class I.
For additional information about purchase and sale of Fund shares, please turn to “How to Buy Shares” in this Prospectus.

TAX INFORMATION
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Such tax-advantaged arrangements may be taxed later upon a withdrawal from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

RMB FUNDS

Where to Get More Information

Annual and Semi-Annual Reports

These reports to shareholders contain additional information about the Funds' investments. In the Funds' annual report (when available), you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year, detailed performance data, a complete inventory of the Funds' securities and a report from the Funds' independent registered public accounting firm.

Statement of Additional Information (SAI)

The SAI includes additional information about the Funds. A current SAI has been filed with the Commission and is incorporated by reference into this Prospectus (that is, it is legally a part of this Prospectus).

Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at *www.sec.gov*. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

How to contact us

You can obtain these documents free of charge, request other information about the Funds, and make shareholder inquiries by calling the toll-free number listed below. These documents are also available, free of charge, on the Funds' website at *www.rmbfunds.com*, or by contacting your dealer or by contacting the transfer agent at:

phone: 1-800-462-2392
internet: *www.rmbfunds.com*
email: rmbfunds@rmbcap.com

Investment Company Act file number: 811-00994